Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2015 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 214,191.9		₨ 150,775.5	$ 3,437.5
Weighted average interest rate	3.00%		3.30%	3.00%
Maximum amount outstanding	₨ 276,731.0	$ 4,441.2	₨ 383,190.9
Average amount outstanding	143,975.8	$ 2,310.6	213,031.8
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	14,851.7		13,937.3	$ 238.3
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	80,002.8		49,550.0	1,284.0
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	119,337.4		83,313.8	1,915.2
Bills rediscounted
Short-term Debt [Line Items]
Short-term borrowings	₨ 0.0		₨ 3,974.4	$ 0.0